ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 5,068	$ 6,121	$ 5,068
Reclassification of certain tax effects	0
Ending balance	5,391	4,799	6,126
Other comprehensive income (loss) allocated to noncontrolling interests		0	(2)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(22)	(54)	(22)
Other comprehensive income (loss), before reclassifications		86	(93)
Amounts reclassified from other comprehensive income		1	54
Other comprehensive income (loss)		87	(39)
Reclassification of certain tax effects			0
Ending balance		33	(61)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(473)	(650)	(473)
Other comprehensive income (loss), before reclassifications		43	30
Amounts reclassified from other comprehensive income		(86)	(53)
Other comprehensive income (loss)		(43)	(23)
Reclassification of certain tax effects			(65)
Ending balance		(693)	(561)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,216)	(1,145)	(1,216)
Other comprehensive income (loss), before reclassifications		(697)	111
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		(697)	111
Reclassification of certain tax effects			0
Ending balance		(1,842)	(1,105)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(148)	(153)	(148)
Other comprehensive income (loss), before reclassifications		(2)	(17)
Amounts reclassified from other comprehensive income		0	0
Other comprehensive income (loss)		(2)	(17)
Reclassification of certain tax effects			0
Ending balance		(155)	(165)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,859)	(2,002)	(1,859)
Other comprehensive income (loss), before reclassifications		(570)	31
Amounts reclassified from other comprehensive income		(85)	1
Other comprehensive income (loss)		(655)	32
Reclassification of certain tax effects	(65)		(65)
Ending balance	$ (1,877)	$ (2,657)	$ (1,892)